NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Loan to a related party, gross	$ 6,675	$ 6,291
Allowance for expected credit losses	(671)	(319)
Loan to a related party	0	$ 5,972
Loan to a related party	$ 6,004